Consolidated Balance Sheets - USD ($)	Aug. 31, 2019	Nov. 30, 2018
Current
Cash	$ 54,359	$ 6,641,877
Accounts receivable, net	96,027	239,063
Investment tax credits	1,133,849	998,849
Prepaid expenses, sundry and other assets	258,235	586,794
Inventory (Note 3)	219,928	251,651
Current Assets	1,762,398	8,718,234
Property and equipment, net (Note 4)	2,400,276	2,755,993
Assets	4,162,674	11,474,227
Current
Accounts payable	3,504,755	2,643,437
Accrued liabilities	1,174,186	353,147
Employee costs payable	236,449	222,478
Conversion feature related to convertible debenture (Note 5)	129,685	0
Convertible debenture (Note 5)	1,525,220	1,790,358
Deferred revenue (Note 3)	0	300,000
Current Liabilities	6,570,295	5,309,420
Deferred revenue (Note 3)	0	2,062,500
Liabilities	6,570,295	7,371,920
Shareholders' equity (deficiency)
Capital stock (Note 6) Authorized: Unlimited common shares without par value, Unlimited preference shares, Issued and outstanding: 22,085,856 common shares (November 30, 2018 - 18,252,243)	45,561,222	44,327,952
Additional paid-in capital	44,119,247	45,110,873
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(92,372,511)	(85,620,939)
Shareholders' (Deficiency)/Equity	(2,407,621)	4,102,307
Contingencies (Note 11)
Liabilities and Shareholders' (Deficiency)/Equity	$ 4,162,674	$ 11,474,227